Sales	12 Months Ended
Dec. 31, 2012
Sales [Abstract]
Sales
Note 10 - Sales

A.           Information on sales by geographic distribution:

The Company has one operating segment.

Sales are attributed to geographic distribution based on the location of the customer.

	Year ended December 31
	2010	2011	2012
	US$ thousands
North America	22,071	29,627	33,606
Europe	4,174	5,174	7,277
Rest of the world	4,154	4,832	7,846

	30,399	39,633	48,729

All property, plant and equipment are located in Israel.

B.           Sales to single customers exceeding 10% of sales (US$ thousands):

	Year ended December 31
	2010	2011	2012
	US$ thousands
Customer "A"	3,440	4,882	10,809
Customer "B"	4,160	4,195	8,714
Customer "C"	3,214	*	*

*	Less than 10% of sales.